CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) - shares	Mar. 31, 2022	Dec. 31, 2021	Sep. 02, 2021	Sep. 01, 2021	Dec. 31, 2020
Units outstanding (in shares)	62,690,869	62,690,869	59,661,273		37,200,000
Units issued (in shares)					100
Cosmos Intermediate, LLC
Units outstanding (in shares)				37,200,000
Genesis Park Acquisition Corp
Units outstanding (in shares)			13,961,273
Genesis Park Acquisition Corp | Cosmos Intermediate, LLC
Units issued (in shares)				100